Loans and Allowance for Loan Losses - TDRs and Loans Held-For-Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan
Troubled Debt Restructurings
Troubled debt restructurings	$ 1,900	$ 2,400
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	$ 200	$ 200
Number of contracts | loan	2	0
Troubled debt restructuring, pre-modification	$ 50
Number of contracts called for default and charged off | loan	0	0
Loans held for sale, at lower of cost or fair value	$ 591	$ 2,249
Non-Performing TDRs - 90 Days Past Due
Troubled Debt Restructurings
Troubled debt restructurings	200	600
Performing TDRs
Troubled Debt Restructurings
Troubled debt restructurings	$ 1,700	$ 1,800